UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	May 14, 2013

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		8

Form 13F Information Table Value Total:		$        2,692,846,000










List of Other Included Managers:			None.
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                                                                      FORM 13F INFORMATION TABLE



Column 1                               Column 2   Column 3  Column 4  Column 5               Column 6   Column 7Column8

                                                            VALUE     SHARES/        SH/PUT/ INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                         TITLE OF CLCUSIP     (x$1000)  PRN AMT        PRNCALL DISCRETION MANAGERSSOLE  SHARED  NONE

ANGLO AMERICAN PLC ADR                 ADR        03485P201   122,478    9,534,309   sh      Sole                      836,001
BANCO BRADESCO - SPONSORED ADR         Spsrd ADR  059460303     1,588       93,320   sh      Sole                       93,320
ITAU UNIBANCO HOLDINGS S.A. - ADR      ADR        465562106   557,762   31,334,944   sh      Sole                   2,200,120
PETROLEO BRASILEIRO S.A.- ADR          ADR        71654V408       227       13,703   sh      Sole                       13,703
ROYAL DUTCH SHELL - ADR A              ADR        780259206   181,883    2,791,330   sh      Sole                      175,683
TAIWAN SEMICONDUCTOR-SP ADR            Spsrd ADR  874039100   710,995   41,360,968   sh      Sole                   3,973,489
FREEPORT-MCMORAN COPPER                Common     35671d857   732,885   22,141,542   sh      Sole                   1,600,179
POTASH CORP OF SASKATCHEWAN            Common     73755L107   385,027    9,809,617   sh      Sole                      861,420



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